UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05207

ALLIANCEBERNSTEIN INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2009

Date of reporting period: March 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Income Fund

Portfolio of Investments

March 31, 2009 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 58.1%
Treasuries - 58.1%
Brazil - 2.4%
Republic of Brazil
10.25%, 1/10/28	BRL	20,818	$8,132,908
12.50%, 1/05/16 - 1/05/22		76,429	34,429,703

			42,562,611

Peru - 0.6%
Peru Bono Soberano
Series 7
8.60%, 8/12/17	PEN	28,327	10,436,831

United States - 55.1%
U.S. Treasury Bonds
5.375%, 2/15/31 (a)	US$	1,961	2,472,392
6.625%, 2/15/27 (b)		73,570	103,607,233
8.00%, 11/15/21 (a)		9,117	13,490,020
11.25%, 2/15/15 (a)(b)		168,000	253,483,104
12.50%, 8/15/14 (a)		6,770	7,056,558
U.S. Treasury Notes
4.00%, 6/15/09 - 3/15/10 (b)		145,000	147,477,710
4.125%, 5/15/15 (a)		795	897,915
4.125%, 8/15/10 (b)		21,844	22,915,710
4.375%, 8/15/12 (a)		700	773,937
4.50%, 2/15/16 (a)		598	689,943
4.875%, 8/15/16 (a)(b)		49,000	57,655,409
5.125%, 5/15/16 (a)(c)		3,000	3,578,907
U.S. Treasury STRIPS
Zero Coupon, 5/15/17 (a)(d)		259,750	206,031,362
Zero Coupon, 11/15/21 (a)		285,350	180,467,039

			1,000,597,239

Total Governments - Treasuries (cost $912,311,264)			1,053,596,681

MORTGAGE PASS-THRU’S - 33.7%
Agency Fixed Rate 30-Year - 25.1%
Federal Home Loan Mortgage Corp. Gold
Series 2006
6.00%, 9/01/36 (a)		61,046	63,901,489

Series 2007
6.50%, 8/01/37	125,502	132,458,831
7.00%, 2/01/37 (a)	15,655	16,633,401
Federal National Mortgage Association
Series 1998
8.00%, 6/01/28 (a)	70	75,999
Series 1999
7.50%, 11/01/29 (a)	95	103,341
Series 2006
6.00%, 11/01/36 (a)	43,884	45,915,407
6.50%, 8/01/36 (a)	484	510,185
6.50%, 11/01/36	30,245	31,898,971
Series 2007
6.00%, 3/01/37 (a)	16,816	17,594,241
6.50%, 8/01/37 (a)	42,086	44,385,128
Series 2008
5.50%, 1/01/37 (a)	97,876	101,798,386
Government National Mortgage Association
Series 1999
6.50%, 2/15/29 (a)	85	90,982

		455,366,361

Agency ARMS - 8.6%
Federal Home Loan Mortgage Corp.
Series 2007
5.655%, 1/01/37 (a)(e)	32,994	34,039,231
5.808%, 2/01/37 (a)(e)	20,266	20,933,092
5.821%, 3/01/37 (a)(e)	21,188	21,893,870
5.978%, 2/01/37 (a)(e)	23,665	24,457,453
6.066%, 3/01/37 (a)(e)	13,231	13,671,853
Federal National Mortgage Association
Series 2006
5.825%, 11/01/36 (a)(e)	16,560	17,167,645
Series 2007
5.893%, 3/01/37 (a)(e)	23,318	24,157,564

		156,320,708

Total Mortgage Pass-Thru’s (cost $597,771,152)		611,687,069

AGENCIES - 16.1%
Agency Debentures - 16.1%
Bank of America Corp. - FDIC INS
3.125%, 6/15/12	8,600	8,897,104
Citigroup, Inc. - FDIC INS
2.875%, 12/09/11	8,600	8,845,143
Federal Home Loan Mortgage Corp.
1.625%, 4/26/11	82,256	82,498,820
Federal National Mortgage Association
5.375%, 6/12/17 (b)	59,222	66,115,618

The Goldman Sachs Group, Inc. - FDIC INS
3.25%, 6/15/12	8,600	8,976,525
JP Morgan Chase & Co. - FDIC INS
3.125%, 12/01/11	8,600	8,910,279
Morgan Stanley - FDIC INS
3.25%, 12/01/11	8,600	8,926,723
Resolution Funding Corp.
Series 1990
Zero Coupon, 10/15/20 (a)	150,000	93,158,100
Wells Fargo & Co. - FDIC INS
3.00%, 12/09/11	6,255	6,467,020

Total Agencies (cost $264,991,535)		292,795,332

CORPORATES - INVESTMENT GRADES - 9.2%
Industrial - 4.6%
Basic - 1.7%
BHP Billiton Finance USA Ltd.
5.50%, 4/01/14	3,650	3,675,163
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17	7,500	7,012,500
GTL Trade Finance, Inc.
7.25%, 10/20/17 (f)	2,536	2,168,280
Southern Copper Corp.
7.50%, 7/27/35	5,107	3,704,015
Union Carbide Corp.
7.75%, 10/01/96	1,785	801,461
United States Steel Corp.
6.05%, 6/01/17 (a)	965	597,070
Usiminas Commercial Ltd.
7.25%, 1/18/18 (f)	4,263	3,964,590
Vale Overseas Ltd.
6.875%, 11/21/36	10,673	9,216,552

		31,139,631

Capital Goods - 0.6%
Caterpillar Financial Services Corp.
6.20%, 9/30/13	9,580	9,589,197
Legrand France SA
8.50%, 2/15/25	10	8,421
Tyco International Finance SA
6.00%, 11/15/13	140	131,720
8.50%, 1/15/19	1,850	1,909,548

		11,638,886

Communications - Media - 0.2%
BSKYB Finance UK PLC
5.625%, 10/15/15 (f)	350	309,364
Reed Elsevier Capital, Inc.
7.75%, 1/15/14	3,005	3,060,701

		3,370,065

Communications - Telecommunications - 0.7%
AT&T Corp.
8.00%, 11/15/31		1,000	1,086,185
AT&T, Inc.
5.80%, 2/15/19		7,660	7,498,619
Embarq Corp.
7.082%, 6/01/16		1,277	1,149,300
Qwest Corp.
7.625%, 6/15/15		700	630,000
Telekom Finanzmanagement
5.00%, 7/22/13	EUR	1,112	1,481,836

			11,845,940

Consumer Non-Cyclical - 0.3%
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (f)	US$	1,000	987,976
Pfizer, Inc.
5.35%, 3/15/15		4,300	4,536,698

			5,524,674

Energy - 0.9%
Apache Corp.
6.90%, 9/15/18		5,215	5,687,062
TNK-BP Finance SA
7.50%, 7/18/16 (f)		5,353	3,693,570
Valero Energy Corp.
9.375%, 3/15/19		2,410	2,488,012
Weatherford International Ltd.
5.15%, 3/15/13		1,595	1,484,023
6.00%, 3/15/18		730	595,735
9.625%, 3/01/19		1,560	1,613,528

			15,561,930

Technology - 0.0%
Electronic Data Systems Corp.
Series B
6.00%, 8/01/13		600	635,474

Transportation - Airlines - 0.2%
Qantas Airways Ltd.
6.05%, 4/15/16 (f)		5,000	4,235,060

Transportation - Railroads - 0.0%
Canadian Pacific Railway Co.
6.50%, 5/15/18		15	13,493

			83,965,153

Financial Institutions - 2.9%
Banking - 2.3%
Barclays Bank PLC
8.55%, 6/15/11 (f)(g)		638	229,680
The Bear Stearns Co., Inc.
5.55%, 1/22/17		14,000	11,771,270
Capital One Financial Corp.
6.75%, 9/15/17		1,830	1,526,817
JP Morgan Chase & Co.
7.00%, 6/28/17 (f)	RUB	46,000	429,692
JP Morgan Chase Capital XXV
Series Y
6.80%, 10/01/37	US$	5,100	3,377,582
Manufacturers & Traders Trust Co.
6.625%, 12/04/17		506	449,101
Merrill Lynch & Co., Inc.
5.70%, 5/02/17		13,500	7,993,539
6.05%, 5/16/16		2,678	1,642,669
Morgan Stanley
10.09%, 5/03/17 (f)	BRL	11,615	3,242,036
National Australia Bank Ltd.
Series GMTN
5.50%, 5/20/15	EUR	50	67,541
UBS Preferred Funding Trust I
8.622%, 10/01/10 (g)	US$	3,760	1,509,008
US Bank NA
6.30%, 2/04/14		2,695	2,796,852
VTB Capital SA
6.609%, 10/31/12 (f)		700	560,000
6.875%, 5/29/18 (f)		2,716	2,037,000
Wachovia Bank NA
4.875%, 2/01/15		3,841	3,155,888

			40,788,675

Finance - 0.5%
CIT Group, Inc.
Series MTN
5.125%, 9/30/14		2,540	1,535,397
General Electric Capital Corp.
6.44%, 11/15/22	GBP	198	246,383
SLM Corp.
5.05%, 11/14/14	US$	3,610	1,910,961
Series MTNA
5.375%, 5/15/14		11,385	5,899,684

			9,592,425

Insurance - 0.1%
American International Group, Inc.
4.25%, 5/15/13		4,480	1,811,287

AMP Group Finance Services Ltd.
7.125%, 8/06/19 (g)(h)	GBP	50	71,645
AMP UK Finance Services PLC
6.375%, 11/17/10		110	161,063

			2,043,995

Other Finance - 0.0%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (f)	US$	350	257,503
Red Arrow International Leasing PLC
8.375%, 6/30/12	RUB	11,147	253,141

			510,644

			52,935,739

Non Corporate Sectors - 1.7%
Agencies - Not Government Guaranteed - 1.7%
Gaz Capital SA
6.212%, 11/22/16 (f)	US$	12,232	9,038,870
6.51%, 3/07/22 (f)		14,249	9,299,745
TransCapitalInvest Ltd. for OJSC AK Transneft
5.67%, 3/05/14 (f)		7,606	6,008,740
7.70%, 8/07/13 (f)		7,416	6,563,160

			30,910,515

Total Corporates - Investment Grades (cost $199,703,163)			167,811,407

INFLATION-LINKED SECURITIES - 6.3%
Brazil - 0.1%
Unibanco Grand Cayman
8.70%, 2/11/10 (f)	BRL	5,290	2,057,748

United States - 6.2%
U.S. Treasury Notes
2.00%, 4/15/12 (TIPS) (a)	US$	26,316	27,072,749
2.125%, 1/15/19 (TIPS) (a)		36,500	38,861,112
2.375%, 4/15/11 (TIPS) (a)(c)		45,534	46,714,622

			112,648,483

Total Inflation-Linked Securities (cost $109,583,846)			114,706,231

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.7%
Non-Agency Fixed Rate CMBS - 5.7%
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.492%, 2/10/51		3,919	2,531,976
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-T24, Class A4
5.537%, 10/12/41		9,100	7,500,526

Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/49	150	120,269
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	4,830	3,375,711
Series 2007-C9, Class A4
6.01%, 12/10/49	5,030	3,657,808
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
6.02%, 6/15/38	15,915	10,721,130
Series 2006-C4, Class A3
5.467%, 9/15/39	11,700	7,732,180
Series 2006-C4, Class AM
5.509%, 9/15/39	13,000	5,466,942
Series 2006-C5, Class A3
5.311%, 12/15/39	13,000	8,287,210
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A2
5.381%, 3/10/39	5,759	4,823,284
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.814%, 6/12/43	15,890	11,239,556
Series 2006-CB15, Class AM
5.855%, 6/12/43	1,651	785,284
Series 2006-CB17, Class A4
5.429%, 12/12/43	21,106	14,498,486
Series 2007-C1, Class A4
5.716%, 2/15/51	5,224	3,120,447
Series 2007-CB18, Class A4
5.44%, 6/12/47	155	100,037
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4
5.69%, 2/12/51	6,000	3,800,319
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AM
5.204%, 12/12/49	10,000	4,509,461
Series 2007-9, Class A4
5.70%, 9/12/49	5,220	3,337,359
Morgan Stanley Capital I
Series 2005-HQ6, Class A4A
4.989%, 8/13/42	7,800	6,274,897
Series 2007-IQ15, Class A4
6.08%, 6/11/49	2,306	1,659,687
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45	100	69,124

		103,611,693

Non-Agency Floating Rate CMBS - 0.0%
Eclipse PLC
Series 2007-1X, Class B
2.425%, 1/25/20 (e)(f)	GBP	59	39,195

Total Commercial Mortgage-Backed Securities (cost $147,102,773)			103,650,888

CORPORATES - NON-INVESTMENT GRADES - 4.3%
Industrial - 3.6%
Basic - 0.8%
Evraz Group SA
8.25%, 11/10/15 (f)	US$	489	293,400
8.875%, 4/24/13 (f)		3,697	2,352,216
Georgia Gulf Corp.
10.75%, 10/15/16		250	17,500
Quality Distribution LLC
9.00%, 11/15/10		1,875	600,000
Steel Capital SA for OAO Severstal
9.25%, 4/19/14 (f)		230	149,500
9.75%, 7/29/13 (f)		9,646	6,269,900
Vedanta Resources PLC
8.75%, 1/15/14 (f)		7,226	5,347,240

			15,029,756

Capital Goods - 0.2%
AMH Holdings, Inc.
11.25%, 3/01/14 (i)		13,045	3,913,500
Berry Plastics Holding Corp.
10.25%, 3/01/16		150	62,250

			3,975,750

Communications - Media - 0.4%
CCH I LLC
11.00%, 10/01/15		4,009	430,967
11.75%, 5/15/14 (i)		11,000	123,750
Clear Channel Communications, Inc.
5.75%, 1/15/13		220	33,000
Gallery Capital SA
10.125%, 5/15/13 (f)		3,315	497,250
Intelsat Bermuda Ltd.
11.25%, 6/15/16		3,300	3,201,000
Paxson Communications Corp.
7.344%, 1/15/13 (e)(f)(j)		6,936	62,424
Rainbow National Services LLC
10.375%, 9/01/14 (f)		1,750	1,785,000

RH Donnelley Corp.
Series A-1
6.875%, 1/15/13	3	165
Series A-2
6.875%, 1/15/13	6	330
Sirius Satellite Radio, Inc.
9.625%, 8/01/13	1,650	717,750

		6,851,636

Communications - Telecommunications - 1.1%
Centennial Communications Corp.
10.00%, 1/01/13	1,700	1,806,250
Digicel Ltd.
9.25%, 9/01/12 (f)	5,465	4,822,863
Inmarsat Finance PLC
10.375%, 11/15/12 (i)	6,475	6,636,875
Nextel Communications, Inc.
Series E
6.875%, 10/31/13	3,830	2,183,100
Terrestar Networks, Inc.
15.00%, 2/15/14 (f)(j)	3,014	602,725
Vip Finance (Vimpelcom)
8.375%, 4/30/13 (f)	3,985	2,899,087

		18,950,900

Consumer Cyclical - Automotive - 0.1%
Ford Motor Credit Co.
7.00%, 10/01/13	2,350	1,571,356

Consumer Cyclical - Other - 0.1%
Broder Brothers Co.
Series B
11.25%, 10/15/10	1,100	170,500
Six Flags Operations, Inc.
9.625%, 6/01/14	1,023	92,070
12.25%, 7/15/16 (f)	423	228,420
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15	1,213	855,165
William Lyon Homes, Inc.
10.75%, 4/01/13	2,000	340,000

		1,686,155

Consumer Cyclical - Retailers - 0.2%
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14	1,600	496,000
Limited Brands, Inc.
6.90%, 7/15/17	5,593	3,839,354

		4,335,354

Consumer Non-Cyclical - 0.4%
Chaoda Modern Agriculture Holdings Ltd.
7.75%, 2/08/10 (f)	4,505	3,712,751

Select Medical Corp.
7.625%, 2/01/15		250	161,875
7.654%, 9/15/15 (e)		5,000	2,675,000

			6,549,626

Other Industrial - 0.3%
Central European Distribution Corp.
8.00%, 7/25/12 (f)	EUR	62	48,536
Noble Group Ltd.
6.625%, 3/17/15 (f)	US$	3,560	2,326,033
8.50%, 5/30/13 (f)		3,093	2,428,005
RBS Global, Inc. and Rexnord Corp.
11.75%, 8/01/16		2,150	1,311,500
Yioula Glassworks SA
9.00%, 12/01/15 (f)	EUR	253	43,698

			6,157,772

Services - 0.0%
West Corp.
11.00%, 10/15/16	US$	150	99,750

Technology - 0.0%
Freescale Semiconductor, Inc.
10.125%, 12/15/16		300	54,000

			65,262,055

Financial Institutions - 0.7%
Banking - 0.1%
CenterCredit International
8.625%, 1/30/14 (f)		2,297	932,685
Kazkommerts International BV
8.50%, 4/16/13 (f)		325	156,650
Royal Bank of Scotland Group PLC
7.648%, 9/30/31 (g)		1,629	733,050
RS Finance (RSB)
7.50%, 10/07/10 (f)		386	212,300

			2,034,685

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
Series MTN
6.875%, 5/02/18 (k)		3,605	432,600

Finance - 0.4%
GMAC LLC
6.75%, 12/01/14 (f)		6,140	3,568,200
6.875%, 9/15/11 (f)		2,507	1,781,524
8.00%, 11/01/31 (f)		2,456	1,181,729

			6,531,453

Insurance - 0.2%
Fairfax Financial Holdings Ltd.
8.30%, 4/15/26		5,000	3,750,000
Resolution PLC
6.586%, 4/25/16 (g)	GBP	50	8,968

			3,758,968

			12,757,706

Total Corporates - Non-Investment Grades (cost $146,239,785)			78,019,761

BANK LOANS - 3.0%
Industrial - 2.6%
Basic - 0.4%
Celanese US Holdings LLC
2.93%, 4/02/14 (e)	US$	992	846,349
Flakeboard US GP I/ Flakeboard America Limited
8.72%-9.35%, 7/28/12 (e)(j)		1,847	923,428
Georgia-Pacific Corp.
2.52%-3.29%, 12/20/12 (e)		1,325	1,171,982
Graphic Packaging International, Inc.
3.22%-4.18%, 5/16/14 (e)		1,970	1,723,319
Hexion Specialty Chemicals, Inc.
3.50%, 5/05/13 (e)		52	17,410
3.68%, 5/05/13 (e)		239	80,671
Huntsman International LLC
2.27%, 4/21/14 (e)		930	606,190
Lyondell Chemical Company
5.75%, 12/20/13 (e)		240	56,663
6.00%, 12/22/14 (e)		145	34,182
7.00%, 12/22/14 (e)		629	148,325
Lyondell Chemical Company (New Money Dip)
13.00%, 12/15/09 (e)(l)		374	370,910
Lyondell Chemical Company (Roll-Up Dip)
5.94%, 12/15/09 (e)		374	198,000
Newpage Corp.
4.31%-6.00%, 12/22/14 (e)		489	333,738
Trinidad USA Partnership LLLP
2.99%, 5/01/11 (e)		971	728,125

			7,239,292

Capital Goods - 0.1%
Graham Packaging Company, L.P.
2.75%-6.31%, 10/07/11 (e)		975	830,903
Manitowoc Co., Inc.
6.50%, 8/25/14 (e)		524	370,509
Sequa Corp.
3.75%-3.82%, 12/03/14 (e)		398	215,325

			1,416,737

Communications - Media - 0.4%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
3.02%, 7/03/14 (e)	729	492,570
Cequel Communications LLC (Cebridge)
4.99%, 5/05/14 (e)(j)	1,250	822,500
Charter Communications Operating LLC
5.18%-5.36%, 3/05/14 (e)	1,481	1,199,398
CSC Holdings, Inc. (Cablevision)
2.30%, 3/29/13 (e)	1,483	1,347,151
Idearc, Inc. (Verizon)
6.25%, 11/17/14 (e)(k)	377	147,064
Metro-Goldwyn-Mayer Inc.
3.77%, 4/09/12 (e)	1,428	635,269
Sunshine Acquisition Limited (HIT Entertainment)
3.49%, 3/20/12 (e)	732	351,376
Univision Communications, Inc.
2.77%, 9/29/14 (e)	1,500	754,590
Wide Open West Finance LLC
2.99%-3.02%, 6/30/14 (e)	2,500	1,690,625

		7,440,543

Communications - Telecommunications - 0.2%
Level 3 Financing, Inc.
2.80%-3.51%, 3/13/14 (e)	2,316	1,738,639
Sorenson Communications, Inc.
3.02%, 8/16/13 (e)	1,071	938,840
Telesat Canada
3.52%-4.27%, 10/31/14 (e)	1,824	1,590,533
4.22%, 10/31/14 (e)	157	136,609

		4,404,621

Consumer Cyclical - Automotive - 0.0%
Allison Transmission, Inc.
3.29%-3.32%, 8/07/14 (e)	482	320,285
DaimlerChrysler Financial Services Americas LLC
4.56%, 8/03/12 (e)	578	307,145
Ford Motor Co.
3.56%, 12/15/13 (e)	472	226,245
Visteon Corp.
4.36%-4.69%, 6/13/13 (e)	600	88,800

		942,475

Consumer Cyclical - Entertainment - 0.1%
London Arena and Waterfront Finance, LLC (O2 Arena)
3.78%, 3/08/12 (e)	1,371	1,069,482

Consumer Cyclical - Other - 0.2%
Hanesbrands, Inc.
5.90%-7.00%, 9/05/13 (e)	872	833,087

Harrah’s Operating Co., Inc.
4.15%, 1/28/15 (e)		737	441,109
LandSource Holding Company, LLC
8.25%, 5/31/09 (e)(j)		10	2,191
Penn National Gaming, Inc.
2.27%-2.99%, 10/03/12 (e)		643	573,171
Six Flags Theme Parks, Inc.
2.78%-3.68%, 4/30/15 (e)		148	98,963
VML US Finance LLC
2.77%, 5/25/12 - 5/27/13 (e)		1,750	1,129,853

			3,078,374

Consumer Cyclical - Retailers - 0.1%
Mattress Holding Corp.
2.77%, 1/18/14 (e)		491	88,428
Petco Animal Supplies, Inc.
2.77%-3.47%, 10/26/13 (e)		978	849,203
Targus Group International
4.63%-4.76%, 11/22/12 (e)		902	341,394

			1,279,025

Consumer Non-Cyclical - 0.6%
Aramark Corp.
3.81%, 1/26/14 (e)	GBP	978	1,175,813
Best Brands Corp.
2.25%-5.50%, 12/12/12 (e)(j)	US$	625	399,945
CHS/Community Health Systems, Inc.
1.00%-2.77%, 7/25/14 (e)		58	49,896
2.77%-3.50%, 7/25/14 (e)		1,134	977,726
Golden Gate National Senior Care LLC
3.27%, 3/14/11 (e)		763	656,603
Harlan Laboratories, Inc. (fka Harlan Sprague Dawley, Inc.)
3.02%-3.06%, 7/11/14 (e)		900	632,837
HCA, Inc.
3.47%, 11/18/13 (e)		1,685	1,426,230
HCR Healthcare, LLC
3.02%-3.04%, 12/22/14 (e)		544	400,366
Health Management Associates, Inc.
2.97%, 2/28/14 (e)		956	771,185
Mylan Inc.
3.81%-4.50%, 10/02/14 (e)		582	538,786
Onex Carestream Finance LP
5.77%-6.42%, 10/30/13 (e)		1,000	341,250
Talecris Biotherepeutics Holdings Corp.
4.74%, 12/06/13 (e)		2,051	1,866,314
7.74%, 12/06/14 (e)		900	787,500

Wrigley Jr Company
6.50%, 9/30/14 (e)	889	879,534

		10,903,985

Energy - 0.1%
Ashmore Energy International
0.42%-3.10%, 3/30/12 (e)	179	108,084
4.22%, 3/30/14 (e)	767	462,331
Dalbo, Inc.
3.96%-4.76%, 8/27/12 (e)	651	507,827
Infrastrux Group, Inc.
0.50%-427%, 11/03/12 (e)(j)	1,685	1,421,251

		2,499,493

Services - 0.1%
Sabre, Inc.
2.75%-3.42%, 9/30/14 (e)	972	507,167
Travelport LLC
2.77%-3.47%, 8/23/13 (e)	445	258,541
3.47%, 8/23/13 (e)	89	51,876
West Corp.
2.88%-2.89%, 10/24/13 (e)	980	727,650

		1,545,234

Technology - 0.3%
Dealer Computer Services, Inc.
6.02%, 10/26/13 (e)	500	135,000
Dresser, Inc.
3.49%, 5/04/14 (e)	1,699	1,248,404
First Data Corp.
3.26%-3.27%, 9/24/14 (e)	985	663,398
Freescale Semiconductor, Inc.
2.25%, 11/29/13 (e)	650	265,088
IPC Systems, Inc.
3.47%, 6/02/14 (e)	1,853	957,533
6.50%, 6/01/15 (e)	2,000	284,000
Sungard Data Systems, Inc.
2.28%-2.99%, 2/28/14 (e)	987	831,803
Vertafore, Inc.
6.99%, 1/31/14 (e)	500	307,500

		4,692,726

		46,511,987

Utility - 0.3%
Electric - 0.3%
FirstLight Power Resources, Inc.
1.10%-2.65%, 11/01/13 (e)	109	95,185
3.75%, 11/01/13 (e)	849	738,752
5.75%, 5/01/14 (e)	1,000	630,000
Riverside Energy Center, LLC
5.42%, 6/24/11 (e)	1,457	1,325,467

Rocky Mountain Energy Center, LLC
1.07%-4.35%, 6/24/11 (e)		795	723,072
Texas Competitive Electric Holdings Company LLC
4.02%-4.03%, 10/10/14 (e)		2,519	1,652,447

			5,164,923

Other Utility - 0.0%
GBGH LLC
2.00%-9.50%, 8/07/13 (e)(j)(k)		660	145,135

			5,310,058

Financial Institutions - 0.1%
Banking - 0.0%
North Las Vegas
2.0%-8.77%, 5/09/11 - 5/09/12 (e)(j)		2,169	132,833

Finance - 0.0%
Levlad LLC & Arbonne International LLC
4.50%, 3/08/14 (e)		933	135,292
LPL Holdings
2.27%-2.97%, 6/28/13 (e)		816	669,229

			804,521

Insurance - 0.1%
Asurion Corp.
3.53%-4.23%, 7/03/14 (e)		1,000	840,000

Other Finance - 0.0%
Grosvenor Capital Management Holdings, LLLP
2.50%-3.27%, 12/05/13 (e)		922	516,302

REITS - 0.0%
Crescent Resources, LLC
5.17%, 9/07/12 (e)		977	39,086

			2,332,742

Total Bank Loans (cost $80,831,883)			54,154,787

EMERGING MARKETS - TREASURIES - 3.0%
Colombia - 0.8%
Republic of Colombia
9.85%, 6/28/27	COP	9,076,000	3,615,890
12.00%, 10/22/15		22,469,000	10,039,209

			13,655,099

Turkey - 2.2%
Turkey Government Bond
16.00%, 3/07/12	TRY	65,600	40,044,223

Total Emerging Markets - Treasuries (cost $59,507,636)			53,699,322

QUASI-SOVEREIGNS - 2.4%
Quasi-Sovereign Bonds - 2.4%
Indonesia - 0.2%
Majapahit Holding BV
7.875%, 6/29/37 (f)	US$	6,188	3,589,040

Kazakhstan - 0.4%
KazMunaiGaz Finance Sub BV
8.375%, 7/02/13 (f)		9,625	7,988,750

Russia - 1.8%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (f)		22,568	15,571,920
7.125%, 1/14/14 (f)		12,351	9,448,515
7.75%, 5/29/18 (f)		9,905	7,032,550

			32,052,985

Total Quasi-Sovereigns (cost $48,221,877)			43,630,775

EMERGING MARKETS - SOVEREIGNS - 2.3%
Argentina - 0.1%
Argentina Bonos
7.00%, 10/03/15		125	28,750
7.82%, 12/31/33	EUR	5,070	1,422,848

			1,451,598

Colombia - 0.2%
Colombia Government International Bond
7.375%, 3/18/19 - 9/18/37	US$	3,756	3,613,680

El Salvador - 0.2%
Republic of El Salvador
7.65%, 6/15/35 (f)		3,768	2,788,320

Indonesia - 1.4%
Republic of Indonesia
6.625%, 2/17/37 (f)		720	486,000
6.75%, 3/10/14 (f)		565	516,975
6.875%, 3/09/17 - 1/17/18 (f)		8,280	6,721,025
7.75%, 1/17/38 (f)		5,073	3,906,210
8.50%, 10/12/35 (f)		801	683,213
11.625%, 3/04/19 (f)		4,043	4,376,547
12.90%, 3/15/16 (f)	IDR	2,102,200	180,550
14.25%, 6/19/13 (f)		80,000,000	7,448,233

			24,318,753

Panama - 0.1%
Republic of Panama
9.375%, 4/01/29	US$	2,284	2,506,690

Venezuela - 0.3%
Republic of Venezuela
5.75%, 2/26/16 (f)		4,034	1,921,152
7.00%, 12/01/18 (f)		3,615	1,741,816
8.50%, 10/08/14		3,490	2,146,350
13.625%, 8/15/18		458	325,180

			6,134,498

Total Emerging Markets - Sovereigns (cost $55,042,537)			40,813,539

GOVERNMENTS - SOVEREIGN BONDS - 0.7%
Brazil - 0.2%
Republic of Brazil
8.25%, 1/20/34	4,331	4,774,928

Russia - 0.5%
Russian Federation
7.50%, 3/31/30 (f)	9,212	8,686,271

Total Governments - Sovereign Bonds (cost $12,936,159)		13,461,199

CMOS - 0.2%
Non-Agency ARMS - 0.2%
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, Class 2A1A
5.148%, 12/25/35 (g)	5,536	4,021,397

Agency Fixed Rate - 0.0%
Government National Mortgage Association
Series 2006-32, Class XM
0.707%, 11/16/45	5,895	222,899

Total CMOs (cost $5,482,263)		4,244,296

EMERGING MARKETS - CORPORATE BONDS - 0.2%
Financial Institutions - 0.2%
Banking - 0.2%
ALB Finance BV
9.25%, 9/25/13 (f)	276	57,960
Alfa Bond Issuance PLC
8.625%, 12/09/15 (g)	300	159,066
ATF Bank
9.00%, 5/11/16 (f)	5,223	2,036,970
Banco BMG SA
9.15%, 1/15/16 (f)	400	272,000

		2,525,996

Other Finance - 0.0%
AES El Salvador Trust
6.75%, 2/01/16 (f)	350	188,808

		2,714,804

Industrial - 0.0%
Consumer Cyclical - Other - 0.0%
Peermont Global Pty Ltd.
7.75%, 4/30/14 (f)	EUR 50	35,540

Consumer Non-Cyclical - 0.0%
Foodcorp Ltd.
8.875%, 6/15/12 (f)		194	149,494

			185,034

Total Emerging Markets - Corporate Bonds (cost $6,873,022)			2,899,838

	Shares
PREFERRED STOCKS - 0.0%
Financial Institutions - 0.0%
Banking - 0.0%
Preferred Blocker, Inc.
7.00% (f)		2,680	533,571

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal National Mortgage Association
8.25% (g)		125,325	88,981

Total Preferred Stocks (cost $3,669,133)			622,552

	Principal Amount (000)
LOCAL GOVERNMENTS - REGIONAL BONDS - 0.0%
Colombia - 0.0%
Bogota Distrio Capital 9.75%, 7/26/28 (f) (cost $192,134)	COP	438,000	143,000

	Shares
WARRANTS - 0.0%
Republic of Venezuela, expiring 4/15/20 (m) (cost $0)		1,785	0

SHORT-TERM INVESTMENTS - 12.4%
Investment Companies - 6.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (n)		114,897,674	114,897,674

	Principal Amount (000)
Repurchase Agreements - 6.1%
Barclays Z.w.d. Repo due 04/13/2009 in the amount of $110,017,600 (collateralized by $109,877,000 FHLMC, 1.06%, due 7/14/10, value $110,017,600)	US$	110,000	110,000,000

Total Short-Term Investments (cost $224,897,674)			224,897,674

Total Investments - 157.6% (cost $2,875,357,836) (o)			2,860,834,351
Other assets less liabilities - (57.6)%			(1,045,988,650)

Net Assets - 100.0%			$1,814,845,701

CREDIT DEFAULT SWAP CONTRACTS ON CORPORATE AND SOVEREIGN ISSUES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at March 31, 2009	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Citibank, N.A.:
Qantas Airways Ltd.
5.125%, 6/20/13, 3/20/16*	(1.75)%	2.659%	$5,000	$254,827	$0	$254,827
Sale Contracts:
Citigroup Global Markets Limited:
Federal Republic of Brazil
12.25%, 3/6/30, 8/20/10*	3.09	1.850	1,910	38,921	0	38,921
OAO Gazprom
5.875-10.50%, 10/21/09-4/28/34, 10/20/10*	1.04	9.006	10,000	(1,065,731)	0	(1,065,731)
JPMorgan Chase Bank, N.A.:
Gazprom OAO
5.875-10.50%, 10/21/09-4/28/34, 10/20/10*	1.04	9.006	1,380	(147,071)	0	(147,071)
Petroleos de Venezuela SA
5.50%, 4/12/37, 5/20/09*	6.62	22.220	9,330	25,334	0	25,334

*	Termination date.

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2009	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Bond 30yr Futures	1,966	June 2009	$249,471,615	$254,996,343	$(5,524,728)
U.S. T-Note 10yr Futures	3,684	June 2009	449,403,817	457,103,813	(7,699,996)

					$(13,224,724)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 4/08/09	13,344	$8,520,727	$9,274,786	$754,059
Australian Dollar settling 4/08/09	13,175	8,508,791	9,156,821	648,030
British Pound settling 4/27/09	248	341,766	355,783	14,017
Euro settling 5/07/09	455	581,264	604,273	23,009
Euro settling 5/07/09	13,429	17,411,300	17,840,990	429,690
New Russian Ruble settling 4/20/09	277,483	8,255,975	8,131,990	(123,985)
New Zealand Dollar settling 5/20/09	17,187	8,608,992	9,773,972	1,164,980
Norwegian Krone settling 6/03/09	122,148	18,408,837	18,134,432	(274,405)
Swedish Krona settling 5/28/09	306,154	36,060,515	37,251,825	1,191,310
Sale Contracts:
British Pound settling 4/27/09	1,460	2,105,418	2,094,853	10,565
Colombian Peso settling 4/13/09	5,944,995	2,396,209	2,336,774	59,435
Colombian Peso settling 5/11/09	10,845,483	4,313,177	4,243,616	69,561

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Colombian Peso settling 5/11/09	3,603,899	$1,437,729	$1,410,132	$27,597
Euro settling 5/07/09	2,723	3,468,221	3,617,711	(149,490)
Euro settling 5/07/09	27,224	34,176,434	36,167,789	(1,991,355)
Japanese Yen settling 5/14/09	5,246	53,039	53,032	7
New Zealand Dollar settling 5/20/09	17,116	8,740,773	9,733,540	(992,767)
Swedish Krona settling 5/28/09	156,085	18,331,866	18,991,911	(660,045)
Swiss Franc settling 5/22/09	39,614	35,421,203	34,837,882	583,321
Turkish Lira settling 6/03/09	21,546	12,685,018	12,753,477	(68,459)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	Amount
Barclays	0.22%	4/13/09	$113,817,044
Barclays	0.26	4/13/09	86,383,969
Deutsche Bank	0.38	4/01/09	65,375,942
Deutsche Bank	0.40	4/01/09	268,634,331
Deutsche Bank	0.18	4/17/09	66,846,833
Deutsche Bank	0.27	4/17/09	275,118,550

			$876,176,669

(a)	Position, or a portion thereof, has been segregated to collateralize loan payable outstanding. The aggregate market value of these securities amounted to $1,145,929,309.

(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $546,246,231.

(c)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of this security amounted to $18,766,899.

(e)	Floating Rate Security. Stated interest rate was in effect at March 31, 2009.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the aggregate market value of these securities amounted to $183,328,775 or 10.1% of net assets.

(g)	Variable rate coupon, rate shown as of March 31, 2009.

(h)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2009.

(i)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(j)	Pay-In-Kind Payments (PIK).

(k)	Security is in default and is non-income producing.

(l)	This position represents unfunded or partially unfunded loan commitments. Investments in unfunded loan commitments obligate the Fund to fund these commitments at the borrower’s discretion. At period end, the market value and unrealized gain/(loss) of these unfunded loan commitments amounted to $123,599 and $(1,185), respectively. The coupon rate will be determined at the time of funding and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(m)	Non-income producing security.

(n)	Investment in affiliated money market mutual fund.

(o)	As of March 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $204,039,201 and gross unrealized depreciation of investments was $(218,562,686), resulting in net unrealized depreciation of $(14,523,485).

Currency Abbreviations:

BRL	-	Brazilian Real
COP	-	Colombian Peso
EUR	-	Euro Dollar
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
PEN	-	Peruvian New Sol
RUB	-	Russian Rouble
TRY	-	New Turkish Lira

Glossary:

ARMS	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
CMOS	-	Collateralized Mortgage Obligation
FHLMC	-	Federal Home Loan Mortgage Corporation
LP	-	Limited Partnership
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
STP	-	Structured Product
TIPS		Treasury Inflation Protected Security

Country Breakdown*

March 31, 2009 (unaudited)

Summary

80.6%	United States
3.2%	Russia
2.3%	Brazil
1.4%	Turkey
1.0%	Indonesia
0.6%	Colombia
0.5%	Peru
0.5%	United Kingdom
0.4%	Kazakhstan
0.3%	Hong Kong
0.3%	Australia
0.2%	Venezuela
0.2%	India
0.6%	Other
7.9%	Short-Term Investments

100.0%	Total Investments

*	All data are as of March 31, 2009. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.2% or less in the following countries: Argentina, Austria, Bermuda, Canada,
El Salvador, France, Greece, Jamaica, Panama, Poland, South Africa and Switzerland.

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2009:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$114,897,674	$(13,224,724)
Level 2	2,469,378,891	715,075
Level 3	276,557,786	(893,720)

Total	$2,860,834,351	$(13,403,369)

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/08	$235,434,877	$(2,349,410)
Accrued discounts /premiums	801,231	– 0	–
Realized gain (loss)	(14,502,143)	– 0	–*
Change in unrealized appreciation/depreciation	24,199,468	1,455,690
Net purchases (sales)	1,675,485	– 0	–
Net transfers in and/or out of Level 3	28,948,868	– 0	–

Balance as of 3/31/09	$276,557,786	(893,720)

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/2009	$17,250,332	$1,470,380

*	The realized gain (loss) recognized during the period ended 3/31/2009 for other financial instruments was $0.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 22, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 22, 2009